Segment information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Reportable segment	three
Non-current assets	$ 134,056,082	$ 124,994,280
Kabanga Nickel Limited
Disclosure of operating segments [line items]
Non-current assets	129,682,274	120,092,503
Australia
Disclosure of operating segments [line items]
Non-current assets	3,646,760	4,222,057
United Kingdom and United States
Disclosure of operating segments [line items]
Non-current assets	$ 727,048	$ 679,720